Consolidated Valuation and Qualifying Accounts	12 Months Ended
Mar. 31, 2014
Valuation and Qualifying Accounts [Abstract]
Consolidated Valuation and Qualifying Accounts

SCHEDULE II

ADVANCED DRAINAGE SYSTEMS, INC. AND SUBSIDIARIES

Consolidated Valuation and Qualifying Accounts For the Fiscal Years Ended March 31, 2012, 2013 and 2014 (in thousands):

Accumulated Provision for Uncollectible Accounts:	Balance at Beginning of Period	Charged to Costs and Expenses	Charged to Other Accounts(a)	Deductions	Balance at End of Period
Year ended March 31, 2012	3,920	1,154	28	(933)	4,169
Year ended March 31, 2013	4,169	1,421	(2)	(899)	4,689
Year ended March 31, 2014	4,689	872	(67)	(1,517)	3,977

(a)	Amounts represent the impact of foreign currency translation.